Events after the reporting period (Details)										1 Months Ended					2 Months Ended	12 Months Ended
	Feb. 08, 2023 CAD ($) $ / shares shares	Jan. 13, 2023 USD ($) shares	Dec. 15, 2022 GBP (£)	Dec. 06, 2022 USD ($)	Dec. 06, 2022 CAD ($) $ / shares	Aug. 31, 2022 USD ($)	Aug. 04, 2022 GBP (£)	Mar. 31, 2022 USD ($)	Feb. 15, 2022 GBP (£)	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Feb. 28, 2023 USD ($) shares	Jan. 16, 2023 USD ($) shares	May 24, 2022 USD ($)	Feb. 14, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 CAD ($) shares
Events after the reporting period (Details) [Line Items]
Transaction cost																$ 3,215,444
Cash																			$ 5,689,671		$ 216,871
Interest rate															8.00%	7.00%			7.00%		7.00%
Acquire common shares															$ 2.9103
Sale of stock per share (in Dollars per share) | $ / shares					$ 3
Price per share (in Dollars per share) | $ / shares					$ 3.75
Net proceeds				$ 49,392,680	$ 66,072,588
Shares issued (in Shares) | shares	10,615,650															31,806,617			31,806,617		31,806,617
Public offering price per share (in Dollars per share) | $ / shares	$ 3.25
Gross proceeds	$ 34,500,863															$ 23,057,411	$ 30,000,000	$ 11,966,494	$ 15,000,000
Agreement amount | £			£ 100,000				£ 100,000		£ 200,000											£ 300,000
Total consideration														$ 250,000
Initial payment						$ 1,000,000		$ 2,000,000
Payment amount								$ 6,750,000
Subsequent [Member]
Events after the reporting period (Details) [Line Items]
Shares issued (in Shares) | shares										200,000			100,000
Gross proceeds										$ 9,660,000
Purchase price per share (in Dollars per share) | $ / shares	$ 4.05
Purchased shares (in Shares) | shares		100,000									200,000
Transaction cost		$ 5,922,500											$ 7,050,000
Agreement amount												$ 650,000
Option to acquire shares (in Shares) | shares												400,000
Total consideration											$ 8,750,000
Total consideration per pound (in Dollars per share) | $ / shares											$ 43.75
Assets received percentage											19.90%
Subsequent [Member]
Events after the reporting period (Details) [Line Items]
Shares issued (in Shares) | shares																229,946					229,946
Gross proceeds																	$ 391,958
Subsequent Event [Member]
Events after the reporting period (Details) [Line Items]
Stock options shares outstanding (in Shares) | shares																75,312	75,312
Subsequent Event [Member]
Events after the reporting period (Details) [Line Items]
Shares issued (in Shares) | shares																162,707					162,707
Gross proceeds																	$ 312,985
Subsequent Event [Member]
Events after the reporting period (Details) [Line Items]
Granted stock options shares (in Shares) | shares																121,681	121,681
Weighted average exercise price (in Dollars per share) | $ / shares																	$ 2.91
Energy Fuels, Inc [Member]
Events after the reporting period (Details) [Line Items]
Transaction cost															60,000,000
Cash															$ 60,000,000
Alta Mesa Acquisition [Member]
Events after the reporting period (Details) [Line Items]
Subscription receipts issued				$ 23,277,000